Dividends on ordinary shares	6 Months Ended
Jun. 30, 2025
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares	Note 13: Dividends on ordinary shares The Bank paid dividends of £640 million on 15 May 2025 (£2,140 million was paid during the half-year to 30 June 2024).